Segment Reporting - Schedule of Significant Expense Categories (Details) - Chief Operating Decision Maker [Member] - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Revenues		$ 2,557,266	$ 7,323,356	$ 6,293,340
Cost of revenues		1,733,433	2,422,262	2,663,924
Selling and marketing expenses	[1]	484,992	1,279,005	758,593
General and administrative expenses		4,294,422	3,558,452	2,199,987
Research and development expense		30,042	89,968
Share-based compensation		34,227,641
Other (income) expenses, net	[2]	(5,685,393)	(666,816)	391,271
Net (loss) income		$ (32,527,871)	$ 640,485	$ 279,565

[1]	Excludes share-based compensation expenses.
[2]	Includes other income and expenses, net and income tax expenses.